Index 500 Stock Portfolio Investment Risks - Index 500 Stock Portfolio	Dec. 31, 2025
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index and the risk of adverse price movements in the market. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include counterparty and liquidity risks. The Portfolio’s purchase of futures contracts may involve risks related to imperfect correlation between the prices of such instruments and the price of the underlying asset, as well as leverage, liquidity and volatility risks.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Equity Securities Risk – The value of equity securities, such as the stocks in which the Portfolio invests, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.
Exchange Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error. ETFs are also subject to the risk that their market prices may trade at a premium or discount to their net asset value, which means the Portfolio will overpay for an ETF’s assets if it is trading at a premium and will get less than the value of the ETF’s assets when selling if it is trading at a discount. An active market for an ETF may not be developed or maintained. Trading of an ETF’s shares may be halted by the exchange, in which case the Portfolio would be unable to sell its ETF shares unless and until trading is resumed. To the extent that authorized participants do not place sufficient creation and redemption orders, an ETF's shares may trade at a premium or discount or may face a trading halt or delisting.
Indexing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Indexing Strategy Risk – A Portfolio using a passive management strategy is not “actively” managed, and therefore does not engage in shifting portfolio assets to take advantage of market opportunity, and does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. Since the Portfolio implements a full replication strategy with respect to the index which it tracks, to the extent the index has a significant allocation to a particular sector, industry, or group of industries, or to a single issuer or small number of issuers, the Portfolio will exhibit a significant investment level in that industry, group of industries, sector, issuer or small number of issuers. Portfolio performance may be adversely affected by a significant investment in a sector, industry, or group of industries, or an issuer or small number of issuers, and may be more susceptible to adverse economic, market, political or regulatory developments affecting the sector, industry, group of industries, or issuer(s) subject to a significant level of investment. Information about the Portfolio’s exposure to a particular sector, industry, or group of industries (as applicable) is available in the Portfolio’s Annual and Semi-Annual Reports to Shareholders and on required forms filed with the SEC. Information Technology Sector Risk – Companies in the information technology sector face risks associated with intense competition, both domestically and internationally, as well as product obsolescence due to rapid technology developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel, and changing consumer preferences.
Large Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. The value of a security may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Global economies and financial markets are increasingly interconnected, which magnifies the potential that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, tariffs, public health crises (such as epidemics and pandemics), and related events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Portfolio and its investments.
Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Tracking Error Risk – The Portfolio may be subject to tracking error, which is the divergence of the Portfolio’s performance from that of the underlying index. Tracking error may occur due to a number of factors, including differences between the securities held in the Portfolio and those included in the underlying index, and based upon the fact that the Portfolio incurs fees and expenses, while the underlying index does not. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions.
Underlying Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	•Non-Diversification Risk – In pursuing a full replication strategy with respect to the underlying index, the Portfolio may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the underlying index. In such circumstances, an increase or decrease in the value of a single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return, and the Portfolio’s performance could be more volatile than a diversified fund.